Taxation - Income before Income Tax Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
PRC	$ 94,266	570,659	317,844	175,691
Non PRC	(364)	(2,203)	(13,975)	(1,897)
Income before income taxes	$ 93,902	568,456	303,869	173,794